S000062452 [Member] Investment Objectives and Goals - AB All China Equity Portfolio	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AB All China Equity Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term growth of capital.